Investment in associates (Details 3) - ARS ($) $ in Thousands		12 Months Ended
	Sep. 10, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total comprehensive income for the year	$ 103,023,505	$ 56,413,039	$ 35,205,864
Subtotal share profit of associate	23,865,975	17,459,083	11,950,120
Lower value of investment share profit of associate	3,055,912	4,717,340	4,748,509
Impairment share profit of associate	(9,732,649)
Share of the profit of associate	17,189,238	22,176,423	16,698,629
Ecogas Inversiones S. A. [Member]
IfrsStatementLineItems [Line Items]
Total comprehensive income for the year	$ 68,516,532	$ 30,888,254	$ 23,475,552
Participation in an investment in associate of share profit	26.17%	42.31%	42.31%
Subtotal share profit of associate	$ 17,930,776	$ 13,068,820	$ 9,932,506
Lower value of investment share profit of associate	1,215,052	1,956,050	1,987,219
Distribuidorade Gasdel Centro S. A. [Member]
IfrsStatementLineItems [Line Items]
Total comprehensive income for the year	$ 34,506,973	$ 25,524,785	$ 11,730,312
Participation in an investment in associate of share profit	17.20%	17.20%	17.20%
Subtotal share profit of associate	$ 5,935,199	$ 4,390,263	$ 2,017,614
Lower value of investment share profit of associate	$ 1,840,860	$ 2,761,290	$ 2,761,290